Premises and equipment (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Premises and Equipment

	For the year ended October 31, 2025
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total (2)
Cost
Balance at beginning of period	$244	$1,325	$1,411	$900	$3,169	$129	$6,432	$319	$13,929
Additions	–	11	45	11	48	641	518	159	1,433
Acquisition through business combination	–	–	–	–	–	–	–	–	–
Transfers from work in process	–	26	317	61	166	(570)	–	–	–
Disposals	–	(16)	(290)	(74)	(288)	–	(61)	(36)	(765)
Foreign exchange translation	–	5	7	3	15	1	42	–	73
Other	(90)	(56)	2	(38)	(37)	–	52	–	(167)
Balance at end of period	$154	$1,295	$1,492	$863	$3,073	$201	$6,983	$442	$14,503
Accumulated depreciation
Balance at beginning of period	$–	$694	$834	$554	$2,072	$–	$2,685	$238	$7,077
Depreciation	–	53	260	81	231	–	581	80	1,286
Disposals	–	(19)	(289)	(68)	(287)	–	(19)	(32)	(714)
Foreign exchange translation	–	2	5	2	7	–	14	–	30
Other	–	9	12	(31)	15	–	–	–	5
Balance at end of period	$–	$739	$822	$538	$2,038	$–	$3,261	$286	$7,684
Net carrying amount at end of period	$154	$556	$670	$325	$1,035	$201	$3,722	$156	$6,819

	For the year ended October 31, 2024
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total (2)
Cost
Balance at beginning of period	$140	$1,251	$1,283	$835	$3,007	$108	$5,893	$317	$12,834
Additions	103	77	21	11	50	522	526	2	1,312
Acquisition through business combination	–	–	–	13	59	–	226	–	298
Transfers from work in process	–	5	240	132	102	(479)	–	–	–
Disposals	–	(6)	(140)	(82)	(29)	–	(165)	–	(422)
Foreign exchange translation	1	2	10	3	19	–	61	–	96
Other	–	(4)	(3)	(12)	(39)	(22)	(109)	–	(189)
Balance at end of period	$244	$1,325	$1,411	$900	$3,169	$129	$6,432	$319	$13,929
Accumulated depreciation
Balance at beginning of period	$–	$646	$723	$550	$1,863	$–	$2,149	$154	$6,085
Depreciation	–	59	249	73	279	–	620	84	1,364
Disposals	–	(6)	(140)	(82)	(25)	–	(54)	–	(307)
Foreign exchange translation	–	1	8	2	7	–	21	–	39
Other	–	(6)	(6)	11	(52)	–	(51)	–	(104)
Balance at end of period	$–	$694	$834	$554	$2,072	$–	$2,685	$238	$7,077
Net carrying amount at end of period	$244	$631	$577	$346	$1,097	$129	$3,747	$81	$6,852

(1)	As at October 31, 2025, we had total contractual commitments of $160 million to purchase premises and equipment (October 31, 2024 – $137 million).
(2)
Includes investment properties with a cost of $34
million

(October 31, 2024 – $186 million) which are subject to operating leases and carried at cost less accumulated amortization. The fair value, determined by a combination of internal investment professionals and external independent property appraisers with the relevant professional qualifications and experience, is $34 million

(October 31, 2024 – $188 million).